  Defiance Daily Target 2X Short RGTI ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 18.6%
Money Market Funds - 6.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	632,499	$632,499

U.S. Treasury Bills - 12.4%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	1,263,000	1,259,969

TOTAL SHORT-TERM INVESTMENTS (Cost $1,892,165)		1,892,468

TOTAL INVESTMENTS - 18.6% (Cost $1,892,165)		$1,892,468
Other Assets in Excess of Liabilities - 81.4%		8,293,412
TOTAL NET ASSETS - 100.0%		$10,185,880

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

  Defiance Daily Target 2X Short RGTI ETF

   Schedule of Total Return Swaps Contracts

  July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 18.3%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Rigetti Computing, Inc.	BMO Capital Markets Corp.	Pay	OBFR + (30.00%)	Termination(c)	02/01/2028	$(2,840,500)	$229,727
Rigetti Computing, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (24.00%)	Termination(c)	09/08/2028	(2,402,106)	279,009
Rigetti Computing, Inc.	Clear Street LLC	Pay	OBFR + (2.50%)	Termination(b)	11/16/2027	(4,542,857)	521,279
Rigetti Computing, Inc.	Jane Street Execution Services, LLC	Pay	OBFR + (15.00%)	Termination(b)	03/18/2033	(3,094,650)	351,171
Rigetti Computing, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (4.00%)	Termination(d)	10/12/2028	(3,318,900)	125,107
Rigetti Computing, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (67.50%)	Termination(a)	03/31/2033	(4,136,665)	360,980
							1,867,273

Net Unrealized Appreciation (Depreciation)							1,867,273

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.